COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Comprehensive Income [Abstract]
Net income (loss)	$ 610,000,000	$ 410,000,000	$ (4,719,000,000)	$ 1,285,000,000
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment	264,000,000	(60,000,000)	1,136,000,000	286,000,000
Unrealized gain (loss) on derivative financial instruments, net	(49,000,000)	11,000,000	(118,000,000)	(510,000,000)
Unrealized gain (loss) on available-for-sale securities, net	(17,000,000)	(84,000,000)	20,000,000	(349,000,000)
Unrealized gain (loss) on defined benefit plans	1,000,000	4,000,000	(12,000,000)	4,000,000
Other Comprehensive Income (Loss)	199,000,000	(129,000,000)	1,026,000,000	(569,000,000)
Comprehensive Income (loss)	809,000,000	281,000,000	(3,693,000,000)	716,000,000
Comprehensive income attributable to non-controlling interests	11,000,000	31,000,000	75,000,000	165,000,000
Comprehensive income (loss) attributable to Teva	$ 798,000,000	$ 250,000,000	$ (3,768,000,000)	$ 551,000,000